Subsidiaries - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Non-controlling interests	¥ 12,607	¥ 11,520
Zhuhai Xiang Yi Aviation Technology Company Limited [member]
Disclosure of subsidiaries [line items]
Revenue from the acquisition date to year end	196
Profit from the acquisition date to year end	15
Consolidated revenue increase if acquisition had occurred at beginning of year	424
Consolidated profit increase if acquisition had occurred at beginning of year	53
Xiamen Airlines Company Limited [member]
Disclosure of subsidiaries [line items]
Revenue from the acquisition date to year end	7
Profit from the acquisition date to year end	1
Consolidated revenue increase if acquisition had occurred at beginning of year	44
Consolidated profit increase if acquisition had occurred at beginning of year	2
Non-controlling interests	¥ 8,547	7,623
Southern Airlines Group Import and Export Trading Company [member]
Disclosure of subsidiaries [line items]
Revenue from the acquisition date to year end		68
Profit from the acquisition date to year end		14
Consolidated revenue increase if acquisition had occurred at beginning of year		154
Consolidated profit increase if acquisition had occurred at beginning of year		¥ 39